UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.         Name and address of issuer:

           American AAdvantage Funds
           4333 Amon Carter Boulevard, MD 5645
           Fort Worth, TX  76155

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2.         The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

           /  /
           All classes of shares of the American  AAdvantage  S&P 500 Fund

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3.         Investment Company Act File Number:   811-4984

           Securities Act File Number:   33-11387

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4(a).      Last day of fiscal year for which this Form is filed:

                 December 31, 1998

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4(b).      / /Check box if this Form is being  filed  late  (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c).      / /Check box if this is the last time the issuer will be filing this
              Form.


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5. Calculation of registration fee:

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   (i)    Aggregate sale price of securities
          sold during the fiscal year pursuant to                  $  98,984,236
          section 24(f):                                             -----------


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   (ii)   Aggregate price of securities
          redeemed or repurchased during         $   21,645,046
          the fiscal year:                           ----------


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   (iii)  Aggregate price of securities
          redeemed or repurchased  during
          any prior fiscal year ending no
          earlier  than October 11, 1995
          that were not previously used to                    0
          reduce registration                    $   ----------
          fees payable to the Commission:


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   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii):                             $  21,645,046
                                                                      ----------


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   (v)    Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)                     $  77,339,190
          from Item 5(i)]:                                            ----------


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   (vi)   Redemption credits available for use                 0
          use in future years - if Item 5(i)     $   -----------
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:


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   (vii)  Multiplier for determining
          registration fee (See
          Instruction C.9):                                           x  .000278
                                                                         -------


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   (viii) Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no                  =   $ 21,500.29
          fee is due):                                                 ---------


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6. Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          0 .


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7.        Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +   $            0
                                                                     ===========
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8.        Total of the amount of the registration fee due plus any interest due plus any interest due [line 5(viii) plus line 7]:
                                                                    $  21,500.29
                                                                       =========
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9.        Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

                3/15/99

          Method of Delivery:

               /X/ Wire Transfer

                   Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ William F. Quinn
                         --------------------
                         William F. Quinn
                         President



Date:  March 9, 1999


 *Please print the name and title of the signing officer below the signature.